SCHEDULE OF INCOME TAX EXPENSE (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current					$ (257)	$ 1,489
Deferred					(452)	122
Total tax expense		$ (287)		$ (814)	$ (709)	$ 1,611